OTHER ASSETS AND OTHER LIABILITIES (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial instruments:
Receivables	S/ 1,676,583	S/ 1,240,632
Derivatives receivable	701,826	942,602
Operations in process	82,542	45,450
Financial instruments	2,460,951	2,228,684
Non-financial instruments:
Deferred income tax asset, Note 18	480,057	506,044
Investment in associates	708,873	699,724
Investment properties, net	458,855	504,927
Deferred fees	431,598	504,445
Income tax prepayments, net	301,863	357,149
Seized assets, net	95,012	73,466
VAT (IGV) tax credit	50,138	41,140
Others	12,651	13,334
Others Non-financial Assets	2,539,047	2,700,229
Total	4,999,998	4,928,913
Financial instruments:
Accounts payable	1,875,153	1,512,804
Derivatives payable	636,762	673,015
Salaries and other personnel expenses	644,234	681,853
Allowance for indirect loan losses, Note 7	442,510	209,559
Operations in process	274,354	136,764
Other financial liabilities	3,873,013	3,213,995
Non-financial instruments:
Taxes	480,781	286,504
Deferred income tax, Note 18	150,280	172,641
Provision for sundry risks	275,841	296,339	S/ 196,261	S/ 158,013
Others	234,197	150,587
Non financial liabilities	1,141,099	906,071
Total other liabilities	S/ 5,014,112	S/ 4,120,066